share-based compensation - TELUS Corporation share options (Details) - TELUS Corporation share options	12 Months Ended
	Dec. 31, 2018 CAD ($) Y EquityInstruments	Dec. 31, 2017 CAD ($) EquityInstruments
share-based compensation
Share options granted	0	0
Number of share options outstanding, beginning of period | EquityInstruments	740,471	1,417,693
Number of share options exercised | EquityInstruments	(402,528)	(652,926)
Number of share options forfeited | EquityInstruments	(2,046)	(3,908)
Number of share options expired | EquityInstruments	(9,733)	(20,388)
Number of share options outstanding, end of period | EquityInstruments	326,164	740,471
Weighted average share price of options outstanding, beginning of period	$ 26.99	$ 24.49
Weighted average share price of options exercised	25.26	21.90
Weighted average share price of options forfeited	29.19	27.56
Weighted average share price of options expired	23.24	16.31
Weighted average share price of options outstanding, end of period	29.22	26.99
Total intrinsic value of share option awards exercised	8,000,000	15,000,000
Weighted average share price at the dates of exercise	$ 46.04	$ 44.63
Weighted average remaining contractual life (years) | Y	0.4
Maximum
share-based compensation
Exercise period	7 years
Option price	$ 31.69
Minimum
share-based compensation
Option price	$ 28.56